Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets Net [Abstract]
Software	$ 1,009,425	$ 1,092,197
Less: accumulated amortization	(372,311)	(293,738)
Intangible asset, net	$ 637,114	$ 798,459